Vessels, net (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Net Book Value [Abstract]
Beginning balance	$ 96,180,562
Ending balance	93,506,690
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	102,169,881
Improvements, and other vessel costs	14,515
Ending balance	102,184,396
Accumulated Depreciation [Abstract]
Beginning balance	(5,989,319)
Depreciation	(2,688,387)
Ending balance	(8,677,706)
Net Book Value [Abstract]
Beginning balance	96,180,562
Improvements, and other vessel costs	14,515
Depreciation	(2,688,387)
Ending balance	$ 93,506,690